Segments Results (Tables)	6 Months Ended
Jun. 30, 2012
Segments Results [Abstract]
Schedule Of Components Of Results Of Operations By Segment

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$4,129	$51,398	$55,527

Gross profit	$512	$12,289	$12,801

Sales and marketing			3,347
General and administrative			5,025

Operating income			$4,429

Financial income, net			380

Income before taxes on income			$4,809

Depreciation and amortization	$168	$4,268	$4,436

Six months ended June 30, 2011:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$4,065	$51,383	$55,448

Gross profit	$123	$12,633	$12,756

Sales and marketing			3,454
General and administrative			4,805

Operating income			$4,497

Financial expenses, net			(687)

Income before taxes on income			$3,810

Depreciation and amortization	$146	$3,841	$3,987

Three months ended June 30, 2012:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$2,155	$25,913	$28,068

Gross profit	$270	$6,397	$6,667

Sales and marketing			1,736
General and administrative			2,455

Operating income			$2,476

Financial expenses, net			(561)

Income before taxes on income			$1,915

Depreciation and amortization	$84	$2,147	$2,231

Three months ended June 30, 2011:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$2,174	$26,344	$28,518

Gross profit	$73	$6,490	$6,563

Sales and marketing			1,710
General and administrative			2,358

Operating income			$2,495

Financial income, net			7

Income before taxes on income			$2,502

Depreciation and amortization	$75	$1,964	$2,039

Year ended December 31, 2011:

	Mobile Satellite Services	Content management and distribution services	Total

Total revenue	$8,334	$104,586	$112,920

Gross profit	$384	$25,597	$25,981

Sales and marketing			7,067
General and administrative			10,130

Operating income			$8,784

Financial expenses, net			(2,470)

Other expenses, net			(1)

Income before taxes on income			$6,313

Depreciation and amortization	$506	$7,971	$8,477

Schedule Of Revenues By Geographic Areas

Revenues by geographic areas:

	Six months ended		Three months ended		Year ended
	June 30	June 30	June 30	June 30	December 31
	2012	2011	2012	2011	2011

North America	$15,842	$15,652	$7,954	$8,417	$31,763
Europe	23,449	23,827	$11,677	12,150	48,181
Asia	5,119	4,401	$2,621	2,215	9,537
Israel	4,591	5,071	$2,431	2,354	9,884
Middle East (other than Israel)	5,293	5,703	$2,672	3,002	11,900
Rest of the world	1,233	794	$713	380	1,655

	$55,527	$55,448	$28,068	$28,518	$112,920